INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2013
INCOME TAXES [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The effective  income tax rate at December 31, 2012 differs from the U.S Federal statutory income tax rate due to the following:

                  Federal statutory income rate                   $ 334,000

                  State income tax, net of federal benefit           45,000

                  Permanent items                                     1,000

                  Change in valuation allowance                    (380,000)

                                                                  ----------

                                                                  $       -

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Schedule of Deferred Tax Assets and Liabilities

The  components of the deferred tax assets and  liabilities at December 31, 2012 are as follows:

                  Long-term deferred tax assets:

                    Federal net operating loss                $ 380,000

                  Long-term deferred tax liabilities:

                    Valuation allowance                        (380,000)

                                                               ---------

                  Net long-term deferred tax assets           $       -

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